N-2	6 Months Ended
Jul. 31, 2026 $ / shares shares
Cover [Abstract]
Entity Central Index Key	0001745059
Amendment Flag	false
Document Type	N-CSRS
Entity Registrant Name	Angel Oak Financial Strategies Income Term Trust
Financial Highlights [Abstract]
Senior Securities [Table Text Block]
The table below sets forth a summary of the key terms of each series of Notes outstanding at July 31, 2026.

Series	Principal Outstanding 07/31/26	Payment Frequency	Unamortized Offering Costs	Estimated Fair Value 07/31/26	Fixed Interest Rate	Maturity Date
B	$45,000,000	Semi-Annual	$184,707	$42,493,030	2.80%	July 8, 2028
C	$40,000,000	Semi-Annual	$545,497	$39,269,317	5.36%	July 8, 2030

Senior Securities, Note [Text Block]
NOTE 9. SENIOR NOTES
On July 8, 2021, the Fund issued senior unsecured notes (“Notes”) in an aggregate amount of $85,000,000 in two fixed-rate series. The Notes were issued in private placement offerings to institutional investors and are not listed on any exchange or automated quotation system. The note purchase agreement (the “Agreement”) contains various covenants related to other indebtedness and limits on the Fund’s overall leverage. Under the 1940 Act and the terms of the Notes, the Fund may not declare dividends or make other distributions on shares of its common stock or make purchases of such shares if, at any time of the declaration, distribution or purchase, asset coverage with respect to senior securities representing indebtedness (including the Notes) would be less than 300%.
On July 8, 2026, the Fund refinanced the $40,000,000 Series A Senior Notes that were due on that date, through the issuance of a new $40,000,000 aggregate principal amount of Series C Senior Notes due July 8, 2030. Following the transaction, the Fund’s aggregate principal amount of unsecured senior notes remained $85,000,000.
The table below sets forth a summary of the key terms of each series of Notes outstanding at July 31, 2026.

Series	Principal Outstanding 07/31/26	Payment Frequency	Unamortized Offering Costs	Estimated Fair Value 07/31/26	Fixed Interest Rate	Maturity Date
B	$45,000,000	Semi-Annual	$184,707	$42,493,030	2.80%	July 8, 2028
C	$40,000,000	Semi-Annual	$545,497	$39,269,317	5.36%	July 8, 2030
The average daily balance of senior notes outstanding for the Fund during the period ended July 31, 2026, was $85,000,000 at a weighted average daily interest rate of 2.90%.
The carrying value of the Notes on the Statement of Assets and Liabilities is equal to the principal amount of the Notes less unamortized offering costs. The estimated fair value of the notes was calculated, for disclosure purposes, based on estimated market yields for comparable debt instruments with similar maturity and terms. The Fund would categorize the Senior Notes as Level 2 in the fair value hierarchy.
The Fund shall at all times maintain a current rating given by a Nationally Recognized Statistical Rating Organization (“NRSRO”) of at least Investment Grade with respect to the Notes and shall not at any time have any rating given by a NRSRO of less than Investment Grade with respect to the Notes. The Notes have been assigned an ‘A1’ long-term rating by Moody’s Investors Service.
The aggregate accrued interest payable on the Notes as of July 31, 2026, was $263,726 and is included in the Interest Payable for senior notes line item in the Statement of Assets and Liabilities. The Fund paid origination fees of $854,400 and $400,000 as well as other expenses on July 13, 2021, and July 8, 2026, respectively, and are being amortized for daily over the life of the Notes. During the period ended July 31, 2026, $1,318,947 of interest expense and amortization of origination fees were included in the Interest paid on senior notes expense line item that is reflected in the Statement of Operations.
At July 31, 2026, the Fund was in compliance with all covenants under the Agreement.

General Description of Registrant [Abstract]
Investment Objectives and Practices [Text Block]	The investment objective of Angel Oak Financial Strategies Income Term Trust is to seek current income with a secondary objective of total return.
Risk Factors [Table Text Block]
NOTE 3. RISKS ASSOCIATED WITH PORTFOLIO ASSETS
Subordinated Debt of Banks and Diversified Financial Companies: The Fund may invest in subordinated debt securities, sometimes also called “junior debt,” which are debt securities for which the issuer’s obligations to make principal and interest payments are secondary to the issuer’s payment obligations to more senior debt securities. Such investments will consist primarily of debt issued by community banks or savings institutions (or their holding companies), which are subordinated to senior debt issued by the banks and deposits held by the bank, but are senior to trust preferred obligations, preferred stock and common stock issued by the bank.
High Yield Securities: The Fund may invest in below investment grade securities, including certain securities issued by U.S. community banks and other financial institutions. These “high-yield” securities, also known as “junk bonds,” will generally be rated BB or lower by S&P Global Ratings or will be of equivalent quality rating from another Nationally Recognized Statistical Ratings Organization, or if unrated, considered by the Adviser to be of comparable quality.
Structured Products: The Fund may invest in certain structured products, including community bank debt securitizations. Normally, structured products are privately offered and sold (that is, they are not registered under the securities laws); however, an active dealer market may exist for structured products that qualify for Rule 144A transactions. The risks of an investment in a structured product depend largely on the type of the collateral securities and the class of the structured product in which the Fund invests. In addition to the normal interest rate, default and other risks of fixed-income securities, structured products carry additional risks, including the possibility that distributions from collateral securities will not be adequate to make interest or other payments, the quality of the collateral may decline in value or default, the Fund may invest in Structured Products that are subordinate to other classes, values may be volatile and disputes with the issuer may produce unexpected investment results.
Common and Preferred Stocks: The Fund may invest in common and preferred stock. Common stock represents an equity (ownership) interest in a company, and usually possesses voting rights and earns dividends. Dividends on common stock are not fixed but are declared at the discretion of the issuer. Common stock generally represents the riskiest investment in a company. In addition, common stock generally has the greatest appreciation and depreciation potential because increases and decreases in earnings are usually reflected in a company’s stock price. The Fund may also invest in preferred stock. Preferred stock is a class of stock having a preference over common stock as to the payment of dividends and the recovery of investment should a company be liquidated, although preferred stock is usually junior to the debt securities of the issuer. Preferred stock typically does not possess voting rights and its market value may change based on changes in interest rates.
The fundamental risk of investing in stock is the risk that the value of the stock might decrease. Stock values fluctuate in response to the activities of an individual company or in response to general market and/or economic conditions. Historically, common stocks have provided greater long-term returns and have entailed greater short-term risks than preferred stocks, fixed-income, and money market investments. The market values of all securities, including common and preferred stocks, is based upon the market’s perception of value and not necessarily the book value of an issuer or other objective measures of a company’s worth. If you invest in the Fund, you should be willing to accept the risks of the stock market (to the extent that a Fund invests in common stock) and should consider an investment in the Fund only as a part of your overall investment portfolio.
Macroeconomic Risks: Developments such as public health crises, armed conflict, changing interest rates, inflation, supply chain disruptions, geopolitical risks, natural or environmental disasters, economic sanctions, and tariffs may disrupt economic markets and the prolonged economic impacts of these types of developments are uncertain. The operational and financial performance of the issuers of securities in which the Fund invests depends on future developments, including the duration, spread, and conclusion of global events, and such uncertainty may in turn impact the value of the Fund’s investments.

Share Price	$ 12.51
NAV Per Share	$ 13.46
Latest Premium (Discount) to NAV [Percent]	(7.06%)
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Capital Stock [Table Text Block]
NOTE 11. CAPITAL TRANSACTIONS
The Board approved a rights offering to participating shareholders of record as of September 20, 2021, which were in turn allowed to subscribe for new common shares of the Fund. Record date shareholders received one right for each common share held on the record date. For every three rights held, a holder of the rights was entitled to buy one new common share of the Fund. Record date shareholders who fully exercised all rights initially issued to them in the primary subscription were entitled to buy those common shares that were not purchased by other record date shareholders. The subscription price per common share (the “Subscription Price”) was determined based on a formula equal to 92.5% of the average of the last reported sales price of a common share of the Fund on the NYSE on the layoff/expiration dates and each of the four immediately preceding trading days (the “Formula Price”). However, the Formula Price was less than 86% of the Fund’s NAV per common share at the close of trading on the NYSE on the layoff/expiration dates, therefore the Subscription Price used was based on 86% of the Fund’s NAV per common share at the close of trading on the NYSE on those days. Offering costs were charged to paid-in-capital upon the exercise of the rights.
The shares of common stock issued, subscription price, and offering costs for the rights offering were as follows:

Layoff/Expiration Date	Shares of Common Stock Issued	Subscription Price	Offering Costs
October 6, 2021	410,000	$16.15	$37,920
October 11, 2021	300,000	$16.10	$27,746
October 14, 2021	4,366,333	$16.06	$403,834

Outstanding Security, Held [Shares] | shares	33,416,851
Subordinated Debt of Banks and Diversified Financial Companies [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Subordinated Debt of Banks and Diversified Financial Companies: The Fund may invest in subordinated debt securities, sometimes also called “junior debt,” which are debt securities for which the issuer’s obligations to make principal and interest payments are secondary to the issuer’s payment obligations to more senior debt securities. Such investments will consist primarily of debt issued by community banks or savings institutions (or their holding companies), which are subordinated to senior debt issued by the banks and deposits held by the bank, but are senior to trust preferred obligations, preferred stock and common stock issued by the bank.

High Yield Securities [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
High Yield Securities: The Fund may invest in below investment grade securities, including certain securities issued by U.S. community banks and other financial institutions. These “high-yield” securities, also known as “junk bonds,” will generally be rated BB or lower by S&P Global Ratings or will be of equivalent quality rating from another Nationally Recognized Statistical Ratings Organization, or if unrated, considered by the Adviser to be of comparable quality.

Structured Products [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Structured Products: The Fund may invest in certain structured products, including community bank debt securitizations. Normally, structured products are privately offered and sold (that is, they are not registered under the securities laws); however, an active dealer market may exist for structured products that qualify for Rule 144A transactions. The risks of an investment in a structured product depend largely on the type of the collateral securities and the class of the structured product in which the Fund invests. In addition to the normal interest rate, default and other risks of fixed-income securities, structured products carry additional risks, including the possibility that distributions from collateral securities will not be adequate to make interest or other payments, the quality of the collateral may decline in value or default, the Fund may invest in Structured Products that are subordinate to other classes, values may be volatile and disputes with the issuer may produce unexpected investment results.

Common and Preferred Stocks [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Common and Preferred Stocks: The Fund may invest in common and preferred stock. Common stock represents an equity (ownership) interest in a company, and usually possesses voting rights and earns dividends. Dividends on common stock are not fixed but are declared at the discretion of the issuer. Common stock generally represents the riskiest investment in a company. In addition, common stock generally has the greatest appreciation and depreciation potential because increases and decreases in earnings are usually reflected in a company’s stock price. The Fund may also invest in preferred stock. Preferred stock is a class of stock having a preference over common stock as to the payment of dividends and the recovery of investment should a company be liquidated, although preferred stock is usually junior to the debt securities of the issuer. Preferred stock typically does not possess voting rights and its market value may change based on changes in interest rates.
The fundamental risk of investing in stock is the risk that the value of the stock might decrease. Stock values fluctuate in response to the activities of an individual company or in response to general market and/or economic conditions. Historically, common stocks have provided greater long-term returns and have entailed greater short-term risks than preferred stocks, fixed-income, and money market investments. The market values of all securities, including common and preferred stocks, is based upon the market’s perception of value and not necessarily the book value of an issuer or other objective measures of a company’s worth. If you invest in the Fund, you should be willing to accept the risks of the stock market (to the extent that a Fund invests in common stock) and should consider an investment in the Fund only as a part of your overall investment portfolio.

Macroeconomic Risks [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Macroeconomic Risks: Developments such as public health crises, armed conflict, changing interest rates, inflation, supply chain disruptions, geopolitical risks, natural or environmental disasters, economic sanctions, and tariffs may disrupt economic markets and the prolonged economic impacts of these types of developments are uncertain. The operational and financial performance of the issuers of securities in which the Fund invests depends on future developments, including the duration, spread, and conclusion of global events, and such uncertainty may in turn impact the value of the Fund’s investments.